NON-CONTROLLING INTERESTS (Details) - ZAR (R) R in Millions		12 Months Ended
	Nov. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 10, 2020	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Equity		R 70,716.0	R 31,138.3	R 24,724.4		R 23,998.2
Revenue from contracts with customers		126,173.1	72,124.2	50,036.2
Profit (loss)		30,621.6	432.8	(2,520.7)
Comprehensive income		28,615.8	(33.1)	(756.6)
Profit (loss), attributable to non-controlling interests		1,309.7	370.7	(21.1)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		14,968.7	3,129.2	352.4
Dividends paid, classified as operating activities		1,698.4	85.0	0.6
Non-current assets		81,860.5	74,908.1	69,727.7
Current assets		52,242.6	26,163.7	15,195.3
Non-current liabilities		(45,900.0)	(55,606.7)	(45,566.0)
Current liabilities		R (17,487.1)	(14,326.8)	(14,632.6)
DRDGOLD Limited
Disclosure of subsidiaries [line items]
Potential ownership, as a percent	50.10%	50.66%
Percentage of voting equity interests acquired	38.05%				12.05%
Non-controlling interests member
Disclosure of subsidiaries [line items]
Equity		R 2,235.7	1,467.7	936.0		R 19.8
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		220.0
Profit (loss)		1,309.7	370.7	(21.1)
Comprehensive income		R 1,328.8	R 370.0	R (23.5)
DRDGOLD Limited
Disclosure of subsidiaries [line items]
Percentage of stake held		49.90%	61.95%	61.95%
Potential ownership, as a percent		49.30%	61.40%	61.40%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity			R (0.3)	R 261.4
DRDGOLD Limited | Operating segments
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		R 5,051.0	3,621.0	1,047.5
Profit (loss)		1,254.5	460.2	(39.9)
Comprehensive income		1,485.1	459.1	(43.8)
Profit (loss), attributable to non-controlling interests		619.2	285.1	(24.7)
DRDGOLD Limited | Non-controlling interests member
Disclosure of subsidiaries [line items]
Equity		1,223.8	1,135.2	913.2
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		(220.0)	(0.3)
DRDGOLD Limited | Non-controlling interests member | Operating segments
Disclosure of subsidiaries [line items]
Equity		4,643.7	2,793.5	2,472.1
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		1,626.0	334.0	(73.4)
Dividends paid, classified as operating activities		358.7	85.0
Non-current assets		3,620.3	3,393.1	3,581.9
Current assets		2,671.2	972.2	591.0
Non-current liabilities		(1,055.3)	(1,108.6)	(1,275.6)
Current liabilities		(592.5)	(463.3)	(425.2)
Platinum Mile Subsidiary [Member] | Non-controlling interests member
Disclosure of subsidiaries [line items]
Equity		36.6	21.1	18.4
GTSM | Non-controlling interests member
Disclosure of subsidiaries [line items]
Equity		4.8	5.4	R 4.4
Marikana operations | Non-controlling interests member
Disclosure of subsidiaries [line items]
Equity		R 970.5	306.0
Western Platinum Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of stake held		4.75%
Western Platinum Limited [Member] | Operating segments
Disclosure of subsidiaries [line items]
Revenue from contracts with customers		R 26,781.2	11,124.5
Profit (loss)		7,239.3	763.7
Comprehensive income		7,250.9	763.7
Profit (loss), attributable to non-controlling interests		444.4	17.0
Western Platinum Limited [Member] | Non-controlling interests member
Disclosure of subsidiaries [line items]
Equity		689.5	253.3
Western Platinum Limited [Member] | Non-controlling interests member | Operating segments
Disclosure of subsidiaries [line items]
Equity		(3,532.0)	(10,082.6)
Increase (decrease) in cash and cash equivalents before effect of exchange rate changes		6,249.4	(2,070.2)
Non-current assets		5,094.3	7,749.5
Current assets		14,737.2	6,832.0
Non-current liabilities		(20,737.6)	(22,462.3)
Current liabilities		R (2,625.9)	R (2,201.7)